Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories table
	As of December 31,
	2020	2019
Inventory	$135,491	$521,032
Less: reserve for obsolete inventories	(15,682)	(7,981)
Total	$119,809	$513,051